LEHMAN BROTHERS FUNDS, INC.

                                  DAILY INCOME
                                      FUND

                                MUNICIPAL INCOME
                                      FUND

                               NEW YORK MUNICIPAL
                                MONEY MARKET FUND


                                     ANNUAL
                                     REPORT
                                  July 31, 1996

                                 LEHMAN BROTHERS









                           Lehman Brothers Funds, Inc.

                                                                            PAGE
                                                                            ----
Shareholder Letter                                                            1
Daily Income Fund:
  Portfolio Highlights                                                        4
  Portfolio of Investments                                                    5
Municipal Income Fund:
  Portfolio Highlights                                                        8
  Portfolio of Investments                                                    9
New York Municipal Money Market Fund:
  Portfolio Highlights                                                       21
  Portfolio of Investments                                                   22
Statements of Assets and Liabilities                                         27
Statements of Operations                                                     29
Statements of Changes in Net Assets                                          30
Financial Highlights:
  Daily Income Fund:
   Select Shares                                                             32
   CDSC Shares                                                               33
  Municipal Income Fund:
   Select Shares                                                             34
   CDSC Shares                                                               35
  New York Municipal Money Market Fund:
   Select Shares                                                             36
Notes to Financial Statements                                                37
Report of Ernst & Young LLP, Independent Auditors                            44
Tax Information                                                              45

                               ------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF DAILY INCOME FUND, MUNICIPAL INCOME FUND AND NEW YORK MUNICIPAL MONEY MARKET FUND. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUNDS' SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE RELEVANT FUND'S CURRENT PROSPECTUS.






DEAR SHAREHOLDER:

    We are pleased to present the Annual Report for Lehman Brothers Funds, Inc. (the "Company") for the fiscal year ended July 31, 1996. This Annual Report includes information on the Company's three investment portfolios:

                    * Daily Income Fund
                    * Municipal Income Fund
                    * New York Municipal Money Market Fund

DAILY INCOME FUND

    Investment Objective: Daily Income Fund is designed to provide investors with as high a level of current income as is consistent with stability of principal. The Fund invests in a portfolio consisting of a broad range of U.S. dollar-denominated short-term instruments, including U.S. government and U.S. and non-U.S. bank and commercial obligations and repurchase agreements relating to such obligations.

    Performance: The Fund's 7-day and 30-day yields on July 31, 1996 were 4.65% and 4.64%, respectively.

MUNICIPAL INCOME FUND

    Investment Objective: Municipal Income Fund is designed to provide investors with as high a level of current income exempt from federal income tax as is consistent with stability of principal. The Fund invests substantially all of its assets in short-term tax-exempt obligations issued by state and local governments and their agencies and certain other tax-exempt securities.

    Performance: The Fund's 7-day and 30-day yields on July 31, 1996 were 2.92% and 2.60%, respectively. On a tax-equivalent yield basis, the Fund's 7-day and 30-day yields were 4.79% and 4.26%, respectively, for investors in the 39% tax bracket.

NEW YORK MUNICIPAL MONEY MARKET FUND

    Investment Objective: New York Municipal Money Market Fund is designed to provide investors with as high a level of current income exempt from federal income tax and from New York State and New York City personal income taxes as is consistent with stability of principal. The Fund invests substantially all of its assets in short-term tax-exempt obligations issued by New York State and its local governments and their agencies and certain other tax-exempt securities. New York Municipal Money Market Fund commenced operations on November 6, 1995.

    Performance: The Fund's 7-day and 30-day yields on July 31, 1996 were 2.84% and 2.60%, respectively. On a tax-equivalent yield basis, the Fund's 7-day and 30-day yields were 6.17% and 5.65%, respectively, for investors in the 54% tax bracket.

THE ECONOMY

    The underlying strength of the U.S. economy in the first quarter of 1996 was extremely difficult to gauge. Early in the period, economic activity appeared to be on the verge of recession following a very anemic fourth quarter of 1995 in which Gross Domestic Product ("GDP") growth was only 0.5%. Short-term interest rates trended lower as most investors believed that the Federal Reserve Board (the "Fed") would ease monetary policy by reducing the target Fed funds rate, which it did on January 31, 1996


                                                                               1





by 25 basis points, citing "receding inflationary pressures and a moderating economic expansion." Long-term rates, however, had begun to rise in December as bond investors expressed disappointment over congressional failure to reach agreement on balanced budget legislation. As February began, the economic landscape became less clear due to the lack of timeliness and reliability of economic data that was released in the aftermath of the shutdown of U.S. government operations. Faced with uncertainty as to the strength, or even direction, of the economy, anxious fixed-income investors engaged in a sell-off in late February after Chairman Greenspan testified at the Humphrey-Hawkins hearings that the economy was healthier than the data would indicate.

    As March began, the most significant event was the release of the February Employment Report which showed a huge increase in job creation. Short- and long-term interest rates gapped upward as investors acknowledged a major shift in economic expectations from one of modest growth with low inflation and declining interest rates to one which was based upon faster growth, concern over inflation, and the possibility of a pre-emptive tightening of monetary policy by the Fed. In April, investors were looking for the economic data flow to begin to exhibit a clear trend that was not distorted by the government shutdown, severe weather, or the General Motors strike. As the quarter unfolded, a pattern of strength became apparent in many sectors of the economy. Consumer sentiment was buoyed by strong job growth, higher income, and the wealth effect of a spectacular stock market. This elevated consumer willingness to spend on housing and other consumer durables such as autos. Increased consumer debt also was a factor in spurring retail sales. On the production side, inventory levels were, for the most part, at desired levels which gave manufacturers the chance to crank up production in order to meet the new demand. All the while, inflation remained manageable, although slight pressure became noticeable in certain commodities and employees' wages.

    As a result of this indisputable strength, economists were obliged to revise their estimates for GDP for the first and second quarters and the full year. The actual first quarter GDP of 2.2% was well above early estimates of 1.5% and the second quarter preliminary rate of growth was 4.2%. This pace, in combination with an outlook for slower growth in the second half of 1996, would translate into an annual rate of about 2.5% to 3.0% which we believe exceeds the Fed's target for sustainable growth without inflation. Throughout the second quarter, fixed-income investors became convinced that the Fed would soon adopt a more restrictive monetary policy in light of the economic strength even though inflation was still below 3.0% -- the only question was one of timing. As a result of this consensus, long-term Treasury rates rose from 6.69% on March 29, 1996 to as high as 7.20% in mid-June. A strong rally in early August brought the rate back down to 6.68% based upon weaker July data. The rate subsequently retraced to 7.00% by late August as the market resumed its Fed tightening vigil after new signs of strength. The three-month Treasury bill rate movement was much more modest, rising from 5.14% to a high of 5.30% before settling back down to 5.20%.

PORTFOLIO STRATEGY

  Taxable Fund

    Early in the period, the average maturity of the Daily Income Fund was extended modestly in line with the Fed's policy of monetary ease. However, as the economy strengthened and the probability for a tighter policy loomed, the strategy was changed to


2




shorten the portfolio as much as possible in order to take advantage of expected higher rates. In spite of the fact that the short-term yield curve is relatively steep from one day to one year (75 basis points) in anticipation of some Fed tightening action, it is too early to undertake a meaningful extension without more conclusive economic data. The targeted average maturity of the taxable funds remains at 40-50 days.

  Tax-Exempt Funds

    Unlike the taxable fixed-income market which was driven by economic and monetary signals, the tax-exempt market was influenced more by technical factors over the course of the period and experienced a high degree of seasonal volatility. Rates began the second quarter at seasonally low levels due to an infusion of cash in early April from bond coupon payments and normal maturities. Mid-April saw a reversal as individuals made redemptions from tax-exempt funds in order to make personal income tax payments. This forced fund managers to sell some securities which pushed rates higher. This trend was reversed in early May as cash from May coupon payments and maturities flowed into the market and drove rates lower once again. By mid-May, the cash had been fully invested and rates rose as demand eased. The June experience was similar to that of May.

    We expected to see a gradual upward movement of rates in July and August as the previously-described note proceeds were absorbed by a growing calendar of re- issued notes. These two factors created the first buying opportunity of the third quarter and we attempted to take advantage by extending average maturities.

    Looking ahead in 1996, we see a continuation of the supply squeeze and anticipate a continuation of the same portfolio strategies for both the Taxable and Tax-Exempt Funds.


    On September 6, 1996, the Board of Directors of the Company endorsed a proposal by Lehman Brothers Inc. pursuant to which the shares of each of the Funds held by Lehman's brokerage clients through Lehman's automated sweep program will be converted to shares in a corresponding fund sponsored by Federated Investors having a substantially identical investment objective, unless otherwise instructed by the client. Under the proposal, a letter explaining the conversions will be mailed to shareholders by Lehman Brothers, which will explain the proposal and enclose a prospectus of the corresponding Federated fund. It is anticipated that following the conversions, the Company will be dissolved, subject to any required approvals. Federated Investors, founded in 1995, is a Pittsburgh-based investment manager with over $70 billion in assets under management. Federated has been a pioneer in cash management, having created the first institutional money market fund in 1976. Federated currently offers over 40 money market funds managed specifically to meet the varying needs of investors.

Sincerely,

/s/Andrew D. Gordon
Andrew D. Gordon
President
September 16, 1996


                                                                               3

LEHMAN BROTHERS FUNDS, INC.
Daily Income Fund

PORTFOLIO HIGHLIGHTS                                               JULY 31, 1996

                    ASSET DISTRIBUTION (BY INSTRUMENT)

                                [PIE CHART]

Repurchase Agreements and Net Other Assets and Liabilities               26.7%

Commercial Paper                                                         36.9%

Bank/Corporate Notes                                                     27.7%

U.S. Government Agency Security                                           3.3%

Promissory Notes                                                          2.7%

Certificates of Deposit                                                   2.7%



                  AVERAGE WEIGHTED MATURITY OF PORTFOLIO

                                  39 Days


4



LEHMAN BROTHERS FUNDS, INC.
Daily Income Fund

PORTFOLIO OF INVESTMENTS                                           JULY 31, 1996

  FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 36.9%
                 Atlantic Asset Securitization Corporation:
$13,375,000       5.380%+ due 8/14/96                               $ 13,349,015
 15,000,000       5.400%+ due 8/15/96                                 14,968,500

 15,000,000      Clipper Receivables Corporation,
                  5.420%+ due 8/2/96                                  14,997,742

 25,800,000      CXC Inc.,
                  5.700%+ due 8/1/96                                  25,800,000

 14,827,000      Dakota,
                  5.400%+ due 8/22/96                                 14,780,295

                 Enterprise Funding Corporation:
 10,000,000       5.370%+ due 8/12/96                                  9,983,592
  8,048,000       5.330%+ due 9/17/96                                  7,991,997

                 Greenwich Funding Corporation:
 10,000,000       5.380%+ due 8/27/96                                  9,961,144
  9,490,000       5.350%+ due 8/30/96                                  9,449,102
 10,000,000       5.350%+ due 9/3/96                                   9,950,958

 10,046,000      Mont Blanc Capital Corporation,
                  5.400%+ due 8/8/96                                  10,035,452

                 Old Line Funding Corporation:
  5,000,000       5.400%+ due 8/1/96                                   5,000,000
 15,000,000       5.350%+ due 8/16/96                                 14,966,563

                 Ranger Funding Corporation:
 10,000,000       5.380%+ due 8/16/96                                  9,977,583
  5,000,000       5.420%+ due 9/11/96                                  4,969,136

 15,000,000      Sigma Finance Corporation,
                  5.430%+ due 9/16/96                                 14,895,925

 25,000,000      Spintab (AB),
                  5.360%+ due 8/22/96                                 24,921,833

 30,000,000      Svenska Handelsbanken,
                  4.920%+ due 8/1/96                                  30,000,000

 30,000,000      Windmill Funding Corporation,
                  5.370%+ due 8/21/96                                 29,910,500
                                                                      ----------

                 TOTAL COMMERCIAL PAPER (COST $275,909,337)          275,909,337
                                                                     -----------



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               5




LEHMAN BROTHERS FUNDS, INC.
Daily Income Fund

PORTFOLIO OF INVESTMENTS(CONTINUED)                                JULY 31, 1996

  FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------
BANK/CORPORATE NOTES -- 27.7%

$25,000,000      American Express Centurion Bank, Variable Rate,
                  5.470% due 2/12/97++                              $ 24,996,259

 20,000,000      Bank of America,
                  4.900% due 2/12/97                                  19,994,843

 20,000,000      CS First Boston Corporation, Variable Rate,
                  5.570% due 1/7/97+++                                20,000,000

 18,000,000      FCC National Bank,
                  5.080% due 2/24/97                                  17,992,828

 10,000,000      First American Bank, Michigan,
                  5.130% due 11/7/96                                  10,002,826

  2,000,000      Ford Motor Credit Corporation,
                  8.000% due 10/1/96                                  2,006,697

 13,000,000      General Motors Acceptance Corporation,
                  5.250% due 12/6/96                                  13,004,730

 17,000,000      Household Credit Card Corporation, Variable Rate,
                  5.526% due 1/15/97++                                17,000,000

 20,000,000      Huntington National Bank,
                  4.900% due 2/7/97                                   19,991,616

 12,000,000      NBD Bank,
                  5.050% due 8/1/96                                   12,000,000

 20,000,000      Northern Trust Company,
                  5.070% due 2/28/97                                  20,000,000

 15,000,000      SMM Trust, 1995-D, Variable Rate,
                  5.675% due 10/28/96+++                              15,000,000

 15,000,000      SMM Trust, 1995-I, Variable Rate,
                  5.488% due 5/29/97++                                15,000,000
                                                                      ----------

                 TOTAL BANK/CORPORATE NOTES (COST $206,989,799)      206,989,799
                                                                     -----------

U.S. GOVERNMENT AGENCY SECURITY -- 3.3% (COST $25,000,000)

 25,000,000      Federal National Mortgage Association, Variable
                   Rate,
                  5.850% due 10/7/96                                  25,000,000
                                                                      ----------

CERTIFICATES OF DEPOSIT -- 2.7% (COST $20,000,052)

                 Sumitomo Bank:
 10,000,000       5.510% due 8/8/96                                   10,000,019
 10,000,000       5.520% due 8/13/96                                  10,000,033
                                                                      ----------
                                                                      20,000,052
                                                                      ----------
PROMISSORY NOTES -- 2.7% (COST $20,000,000)
                 Goldman Sachs & Company:
 10,000,000       5.500% due 8/1/96                                   10,000,000
 10,000,000       5.190% due 8/5/96                                   10,000,000
                                                                      ----------
                                                                      20,000,000
                                                                      ----------



                      SEE NOTES TO FINANCIAL STATEMENTS.

6







LEHMAN BROTHERS FUNDS, INC.
Daily Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 21.3%
$60,000,000      Agreement with Chase Securities Corporation,
                   dated 7/31/96 bearing 5.750% to be repurchased
                   at $60,009,583 on 8/1/96, collateralized by
                   $61,200,907 U.S. Government Agency securities
                   with various maturities and interest rates
                   (market value -- $60,899,493)                    $ 60,000,000
74,095,000       Agreement with Goldman Sachs Group Inc., dated
                   7/31/96 bearing 6.000% to be repurchased at
                   $74,107,349 on 8/1/96, collateralized by
                   $74,742,000 U.S. Government Agency securities
                   with various maturities and interest rates
                   (market value -- $75,577,436)                      74,095,000

25,000,000       Agreement with Greenwich Capital Markets, dated
                   7/31/96 bearing 5.700% to be repurchased at
                   $25,003,958 on 8/1/96, collateralized by
                   $43,041,000 U.S. Government Agency securities
                   with various maturities and interest rates
                   (market value -- $25,500,741)                      25,000,000
                                                                      ----------

                 TOTAL REPURCHASE AGREEMENTS (COST $159,095,000)     159,095,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $706,994,188*)               94.6%           706,994,188
OTHER ASSETS AND LIABILITIES (NET)                    5.4             40,809,328
--------------------------------------------------------------------------------
NET ASSETS                                          100.0%          $747,803,516
================================================================================

  * Aggregate cost for Federal tax purposes.
  + Annualized yield at date of purchase.
 ++ Securities exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Variable rate demand notes are payable upon not more than thirty days' notice. The interest rate shown reflects the rate in effect on July 31, 1996.
+++ Securities exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Variable rate demand notes are payable upon not more than ninety days' notice. The interest rate shown reflects the rate in effect on July 31, 1996.




                      SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               7






LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO HIGHLIGHTS                                               JULY 31, 1996

                        ASSET DISTRIBUTION (BY INDUSTRY)

                                   [PIE CHART]


Education                                                                  6.3%

General Obligation                                                         7.5%

Hospital                                                                  15.8%

Housing                                                                   21.8%

Industrial Development Revenue                                            17.5%

Pollution Control Revenue                                                  5.2%

Sewer and Water                                                            1.7%

Transportation                                                             2.5%

Utility                                                                    5.3%

Other                                                                     15.2%

Net Other Assets and Liabilities                                           1.2%



                     AVERAGE WEIGHTED MATURITY OF PORTFOLIO

                                     57 Days


8




LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS                                           JULY 31, 1996


  FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.8%
ALABAMA -- 0.6%
$1,320,000       Alabama Housing Finance Authority, Multi-family
                   Housing Revenue, (Royal Garden Apartments),
                   (Southtrust Bank, LOC),
                   3.700% due 7/1/20++                               $ 1,320,000
                                                                     -----------
ALASKA -- 1.9%
 4,200,000       Alaska State, Housing Finance Corporation,
                   Series A,
                   3.550% due 6/1/26++                                 4,200,000
                                                                       ---------
ARIZONA -- 0.9%
 2,000,000       Pima County, Arizona, Industrial Development
                   Authority, Industrial Revenue, (Tucson Electric
                   Power Company Project), (Barclays Bank Plc, LOC),
                   3.650% due 12/1/22++                                2,000,000
                                                                       ---------
ARKANSAS -- 4.9%
                 Arkansas State, Development Finance Authority,
                   Single Family Mortgage Revenue, Series C,
                   (FSA Insured):
 5,390,000        3.350% due 8/1/14+++                                 5,390,000
 2,845,000        3.350% due 8/1/14+++                                 2,845,000

 2,800,000       Fayetteville, Arkansas, Public Facilities Board
                   Revenue, Charter Vista Hospital, (Mitsubishi
                   Bank Ltd., LOC),
                   3.750% due 3/1/07++                                 2,800,000
                                                                       ---------
                                                                      11,035,000
                                                                      ----------

CALIFORNIA -- 1.8%

 2,500,000       California Statewide, Community Development
                   Corporation Revenue, (Dai Ichi Kangyo Bank Ltd.,
                   LOC),
                   3.600% due 10/1/04++                                2,500,000

 1,500,000       San Bernardino County, California, Tax & Revenue
                   Anticipation Notes, (Toronto Dominion Bank,
                   LOC), (Landesbank Hessen, LOC),
                   4.500% due 6/30/97                                  1,508,233
                                                                       ---------
                                                                       4,008,233
                                                                       ---------
COLORADO -- 1.1%

   685,000       Colorado Health Facilities Authority Revenue,
                   (Boulder Community Hospital Project), Series
                   B, (MBIA Insured), (Rabobank Nederland, SPA),
                   3.550% due 10/1/14++                                  685,000

   825,000       Colorado Student Obligation Board Authority,
                   Student Loan Revenue, Series C-2, (SLMA, LOC),
                   3.550% due 9/1/02++                                   825,000



                      SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               9




LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
COLORADO - (CONTINUED)

$1,000,000       Denver, Colorado, City & County, Multi-Family
                   Housing Revenue, (Seasons Apartment Project),
                   (FHLB, LOC), (Landesbank Hessen, LOC),
                   3.650% due 10/1/06++                                1,000,000
                                                                       ---------
                                                                       2,510,000
                                                                       ---------
CONNECTICUT -- 1.4%

   250,000       Connecticut State, General Obligation Notes,
                   6.400% due 12/1/96                                    252,310

 1,800,000       Connecticut State, Putters Series 27,
                   3.600% due 3/15/12++                                1,800,000

 1,000,000       Connecticut State, Special Assignment
                   Unemployment Compensation, Advanced Federal
                   Revenue, Series C, (FGIC Insured),
                   3.900% due 11/15/01                                 1,000,000
                                                                       ---------
                                                                       3,052,310
                                                                       ---------
FLORIDA -- 5.0%

 3,705,000       Jacksonville, Florida, Electric Authority
                   Revenue, Municipal Securities Trust Receipts,
                   Series 17,
                   3.750% due 10/1/20++                                3,705,000

                 Orange County, Florida, Health Facilities
                   Authority Revenue:
 1,300,000        (Adventist Health Systems), (Banque Paribas,
                   LOC),
                   3.950% due 11/15/14++                               1,300,000
 3,000,000        Municipal Securities Trust Receipts, Series 11,
                   (Credit Suisse, LOC), (MBIA Insured),
                   3.800% due 6/7/05++                                 3,000,000

 2,000,000       Palm Beach County, Florida, School District,
                   Tax Anticipation Notes,
                   4.500% due 9/27/96                                  2,001,995

                 Pinellas County,  Florida, Health Facilities
                   Authority Revenue, (Bayfront Medical),
                   (FGIC Insured), (Barnett Bank, BPA):
   600,000         3.600% due 6/1/05++                                   600,000

   500,000        3.600% due 6/1/09++                                    500,000

   100,000       Sarasota County, Florida, Health Facilities
                   Authority Revenue, (Bay Village Project),
                   (Barnett Bank, LOC),3.650% due 12/1/19++              100,000
                                                                      ----------
                                                                      11,206,995
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
10






LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
GEORGIA -- 2.5%
$1,500,000       Burke County, Georgia, Development Authority,
                   Pollution Control Revenue, (Georgia Power
                   Company), 3rd Series,
                   3.650% due 9/1/25+                               $  1,500,000
 1,650,000       College Park, Georgia, Business & Industrial
                   Development Authority, (Wynfield One Ltd.
                   Project), (Sumitomo Bank, LOC),
                   3.650% due 12/1/16+++                               1,650,000

1,400,000       Savannah, Georgia, Economic Development
                   Authority Revenue, (Home Depot Project),
                   Series A,
                   3.800% due 8/1/25++                                 1,400,000
 1,080,000       Walton, Georgia, Industrial Building Authority,
                   Series A, (Union Bank of Switzerland, LOC),
                   4.150% due 10/1/02++                                1,080,000
                                                                       ---------
                                                                       5,630,000
                                                                       ---------
IDAHO -- 1.3%
 3,000,000       Idaho State, Tax Anticipation Notes, General
                   Obligation Notes,
                   4.500% due 6/30/97                                  3,015,797
                                                                       ---------
ILLINOIS -- 6.9%
 3,300,000       Chicago, Illinois, Municipal Securities Trust
                   Receipts, Series 8, (AMBAC Insured),
                   3.800% due 1/1/22++                                 3,300,000
 1,200,000       Chicago, Illinois, Tender Notes, Series B,
                   (Morgan Guaranty Trust Company, LOC),
                   3.650% due 10/31/96+++                              1,200,000
                 Illinois Development Finance Authority,
                   Industrial Development Revenue:
 1,000,000        (Bimba Manufacturing Company Project),
                   (Harris Trust & Savings Bank, LOC),
                   3.750% due 5/1/16                                   1,000,000
 1,000,000        (Nutrasweet Company Project),
                   3.700% due 11/1/23                                  1,000,000

 6,300,000       Illinois Health Facilities Authority Revenue,
                   Series A, (NBD Bank, LOC),
                   3.600% due 8/1/15++                                 6,300,000

 2,500,000       Kankakee, Illinois, General Obligation Notes,
                   (FGIC Insured), Pre-refunded,
                   8.000% due 11/1/96+++                               2,577,076
                                                                      ----------
                                                                      15,377,076
                                                                      ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              11






LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
INDIANA -- 1.8%

$4,000,000       Tippecanoe County, Indiana, Economic Development
                   Revenue, (Cons Industries Corporation Project),
                   (Bank of New York, LOC),
                   3.850% due 4/1/00++                                $4,000,000
                                                                      ----------
KANSAS -- 1.2%

 2,700,000       Mission, Kansas, Multi-family Housing Revenue,
                   (Woodland Village Project), (Citibank, LOC),
                   3.600% due 12/1/97++                                2,700,000
                                                                       ---------
KENTUCKY -- 3.6%

 4,000,000       County of Graves, Revenue Bonds, Series 1988,
                   (Bank of New York, LOC),
                   3.800% due 12/1/12++                                4,000,000

 4,000,000       Kentucky Housing Corporation, Housing Revenue,
                   Series B,
                   3.650% due 7/1/11+++                                4,000,000
                                                                       ---------
                                                                       8,000,000
                                                                       ---------
LOUISANA -- 1.9%

   800,000       Calcasieu Parish, Inc., Louisiana, (Citgo
                   Petroleum Corporation), (Westdeutsche
                   Landesbank, LOC),
                   3.600% due 8/1/04++                                   800,000

 2,100,000       Lake Charles, Louisiana, Port Facilities
                   Authority, (Citgo Petroleum Corporation),
                   (Westdeutsche Landesbank, LOC),
                   3.600% due 8/01/07++                                2,100,000

   875,000       Louisiana Housing Finance Agency, Multi-family
                   Housing Authority Revenue, (New Orleans
                   Project), (Sumitomo Trust and Banking Co.,
                   Ltd., LOC),
                   4.100% due 12/1/25++                                  875,000

   500,000       Rapides Parish, Louisiana, Industrial
                   Development Board, Pollution Control Revenue,
                   (Central Louisiana Electric Company Project),
                   (Swiss Bank, LOC),
                   3.450% due 7/1/18++                                   500,000
                                                                       ---------
                                                                       4,275,000
                                                                       ---------
MARYLAND -- 3.7%

 1,800,000       Frederick County, Maryland, Revenue Bonds,
                   (Sheppard Pratt Residential), (Societe
                   Generale, LOC),
                   3.650% due 7/1/25++                                 1,800,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
12




LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
MARYLAND -- (CONTINUED)
                 Maryland State, Health & Higher Education
                   Facilities Revenue:
 3,100,000        Series A, (First National Bank of Chicago, LOC),
                   3.650% due 4/1/35++                              $  3,100,000
 1,900,000        Series B, (First National Bank of Chicago, LOC),
                   3.700% due 4/1/35++                                 1,900,000
 1,400,000        Series B, (Mellon Bank, LOC),
                   3.750% due 7/1/24++                                 1,400,000
                                                                       ---------
                                                                       8,200,000
                                                                       ---------
MASSACHUSETTS -- 3.0%

   860,000       Holyoke, Massachusetts, Municipal Purposes Loan,
                   Series A, (FSA Insured),
                   5.000% due 6/15/97                                    869,468

 1,900,000       Massachusetts Municipal Wholesale Electric
                   Company, Power Supply System Revenue, Series
                   C, (Canadian Imperial Bank of Commerce, LOC),
                   3.600% due 7/1/19++                                 1,900,000

 1,000,000       New Bedford, Massachusetts, Revenue Anticipation
                   Notes,
                   4.500% due 6/30/97                                  1,004,820

                 Springfield, Massachusetts, Bond Anticipation
                   Notes:
 1,000,000        4.250% due 2/14/97                                   1,002,345
 2,000,000        4.600% due 7/11/97                                   2,009,054
                                                                       ---------
                                                                       6,785,687
                                                                       ---------
MICHIGAN -- 0.1%
   200,000       Dearborn, Michigan, Economic Development
                   Authority, Corporate Revenue,
                   3.700% due 3/1/25++                                   200,000
                                                                       ---------
MINNESOTA -- 0.7%
 1,500,000       Minnesota State Housing Finance Agency, Single
                   Family Mortgage Revenue, Series 0,
                   3.600% due 7/1/29+++                                1,500,000
                                                                       ---------
MISSISSIPPI -- 1.3%
 3,000,000       Mississippi Business Financial Corporation,
                   Industrial Development Revenue, (Mississippi
                   Banking Company Project), (First National Bank,
                   Baltimore, LOC),
                   3.850% due 8/1/15++                                 3,000,000
                                                                       ---------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              13



LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
MISSOURI -- 1.3%
   700,000       Joplin, Missouri, Industrial Development
                   Authority, Industrial Revenue, (Northpark Mall
                   Extension), (Sumitomo Bank Ltd., LOC),
                   3.800% due 12/1/05++                                  700,000
                 Missouri State Health & Educational Facilities
                   Authority Revenue:
   500,000        (Christian Health Services), Series B, (Morgan
                   Guaranty Trust Company, LOC),
                   3.450% due 11/1/19++                                  500,000
 1,700,000        (Sisters of Mercy Health Systems), Series C,
                   3.500% due 6/1/09++                                 1,700,000
                                                                       ---------
                                                                       2,900,000
                                                                       ---------
NEW JERSEY -- 6.5%

 7,000,000       Jersey City, New Jersey, Bond Anticipation Notes,
                   General Obligation Notes,
                   4.750% due 9/27/96                                  7,008,653

   125,000       Maplewood Township, New Jersey, General
                   Obligation Notes,
                   4.700% due 11/1/96                                    125,305

                 New Jersey Economic Development Authority:
  6,025,000       Pollution Control Revenue, (General Motors
                   Project), 3.600% due 10/1/00++                      6,025,000
 1,530,000        (Wearbest Sil-Tex Mills), Series A,
                   3.900% due 7/1/15++                                 1,530,000
                                                                      ----------
                                                                      14,688,958
                                                                      ----------
NEW MEXICO -- 0.6%

   300,000       Albuquerque, New Mexico, Revenue Bonds, (Charter
                   Hospital Inc. Project), (Bankers Trust
                   Company, LOC),
                   3.600% due 3/1/14++                                   300,000

 1,000,000       Eddy County, New Mexico, Pollution Control
                   Revenue, (IMC Fertilizer Inc. Project),
                   (Rabobank Nederland, LOC),
                   3.500% due 2/1/03++                                 1,000,000
                                                                       ---------
                                                                       1,300,000
                                                                       ---------
NEW YORK -- 8.2%

 6,195,000       Mount Pleasant, New York, Industrial Development
                   Agency, Pollution Control Revenue, (General
                   Motors Corporation Project),
                   3.600% due 10/1/06++                                6,195,000



                       SEE NOTES TO FINANCIAL STATEMENTS.
14






LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
NEW YORK -- (CONTINUED)
                 Nassau County, New York, General Obligation Notes:
 1,000,000        Bond Anticipation Notes, Series H,
                   4.000% due 8/15/96                               $  1,000,269

 4,000,000        Revenue Anticipation Notes, Series A,
                   3.500% due 3/5/97                                   4,003,432

 1,500,000       New York, New York, Municipal Securities Trust
                   Receipts, Series 1, (AMBAC Insured), (Credit
                   Suisse, LOC),
                   3.600% due 6/6/02++                                 1,500,000

 4,200,000       Southeast, New York, Industrial Development
                   Agency, Industrial Development Revenue, (The
                   Rawplug Company Inc. Project), (Bank of New York,
                   LOC),
                   3.550% due 5/1/21++                                 4,200,000

 1,500,000       West Islip, New York, Unified Free School District,
                   Tax Anticipation Notes, (Student Aid
                   Withholding),
                   4.250% due 6/30/97                                  1,504,610
                                                                      ----------
                                                                      18,403,311
                                                                      ----------
NORTH CAROLINA -- 0.8%

 1,000,000       Charlotte, North Carolina, Airport Revenue,
                   Series A, (MBIA Insured), (Commerzbank
                   Aktiengesel, SPA),
                   3.550% due 7/1/16++                                 1,000,000

   800,000       Greensboro, North Carolina, Enterprise Systems
                   Revenue, Series B, (Credit Local de France, LOC),
                   3.500% due 6/1/22++                                   800,000
                                                                       ---------
                                                                       1,800,000
                                                                       ---------
OHIO -- 0.9%

 2,100,000       Clermont County, Ohio, Hospital Facilities
                   Revenue, (Mercy Health System), Series B,
                   3.700% due 9/1/21++                                 2,100,000
                                                                       ---------
OKLAHOMA -- 0.2%

   500,000       Tulsa, Oklahoma, Public Facilities Authority,
                   Solid Waste Disposal Revenue, (Ogden Martin
                   Systems, Tulsa), Series A, (AMBAC Insured),
                   4.300% due 11/1/96                                    501,286
                                                                       ---------
OREGON -- 3.3%

 1,500,000       Oregon State, Health, Housing, Educational &
                   Cultural Facilities Authority, (Guide Dogs for
                   the Blind), Series A, (Banque Nationale
                   de Paris, LOC),
                   3.500% due 7/1/25++                                 1,500,000



                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              15





LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
OREGON -- (CONTINUED)
                 Oregon State, Housing & Community Services
                   Department, Single Family Mortgage Revenue,
                   Mortgage Program:
 4,000,000         Series D,
                   4.100% due 9/3/96                                $  4,000,174
 2,000,000         Series F,
                   3.550% due 12/12/96+++                              2,000,000
                                                                       ---------
                                                                       7,500,174
                                                                       ---------
PENNSYLVANIA -- 7.6%

1,200,000       Berks County, Pennsylvania, Industrial
                   Development Authority Revenue, (Lutheran Home
                   at Topton Project), (Meridian Bank, LOC),
                   3.900% due 9/1/25++                                 1,200,000
 4,750,000       Commonwealth of Pennsylvania, Higher Education
                   Assistance Agency, Health Services Revenue,
                   Putters, Series 4A,
                   3.700% due 1/1/08++                                 4,750,000
 6,025,000       Pennsylvania Housing Finance Agency, Single
                   Family Housing Revenue, Series N,
                   3.500% due 4/1/08+++                                6,025,000
 3,000,000       Philadelphia, Pennsylvania, School District Tax
                   & Revenue Anticipation Notes, General
                   Obligation Notes,
                   4.500% due 6/30/97                                  3,013,170
 2,000,000       Philadelphia, Pennsylvania, Tax & Revenue
                   Anticipation Notes, Series A, General
                   Obligation Notes,
                   4.500% due 6/30/97                                  2,009,640
                                                                      ----------
                                                                      16,997,810
                                                                      ----------
RHODE ISLAND -- 0.9%

 2,000,000       Rhode Island Housing & Mortgage Finance
                   Corporation, Multi-family Housing, Series A,
                   (AMBAC Insured), (FHA Insured),
                   4.600% due 7/1/97                                   2,010,635
                                                                      ----------
SOUTH CAROLINA -- 3.3%

 1,000,000       Beaufort County, South Carolina, School District,
                   Bond Anticipation Notes, General Obligation
                   Notes, (Student Aid Withholding),
                   4.125% due 8/15/96                                  1,000,211
 2,225,000       Lexington County, South Carolina, Revenue Bonds,
                   (Charter Rivers Hospital), (Mitsubishi Bank
                   Ltd., LOC),
                   3.750% due 6/1/07++                                 2,225,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
16







LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES -- (CONTINUED)
SOUTH CAROLINA -- (CONTINUED)
$700,000         Rock Hill, South Carolina, Utilities System
                   Revenue,
                   3.600% due 1/1/22++                                   700,000
                 South Carolina, Jobs Economic Development
                   Authority, Hospital Facilities Revenue:
2,000,000         (Chambers Oakridge Landfill), (Morgan Guaranty
                   Trust Company, LOC),
                   3.800% due 12/1/01++                                2,000,000
1,400,000         (Tuomey Regional Medical Center), Series B, (MBIA
                   Insured), (Wachovia Bank of South Carolina, SPA),
                   3.550% due 11/1/25++                                1,400,000
                                                                       ---------
                                                                       7,325,211
                                                                       ---------
SOUTH DAKOTA -- 1.3%

3,000,000        South Dakota, Housing Development Authority,
                   Homeownership Mortgage, Series E,
                   4.050% due 10/24/96                                 3,000,297
                                                                       ---------
TENNESSEE -- 4.5%

3,100,000        Chattanooga, Tennessee, Industrial Development
                   Board, Industrial Development Revenue,
                   (Warehouse Row Ltd. Project), (ABN-AMRO Bank,
                   LOC),
                   3.600% due 12/15/12++                               3,100,000

1,500,000        Hamilton County, Tennessee, Industrial
                   Development Board, (Bank of New York, LOC),
                   3.800% due 12/1/17++                                1,500,000

1,200,000        McKensie, Tennessee, Industrial Development
                   Board, (Wachovia Bank of Georgia, LOC),
                   3.800% due 2/1/01++                                 1,200,000

4,200,000        Metropolitan Government, Nashville & Davidson
                   County, Tennessee, Municipal Securities Trust
                   Receipts, Series 11,
                   3.750% due 5/15/21++                                4,200,000
                                                                      ----------
                                                                      10,000,000
                                                                      ----------
TEXAS -- 7.9%

1,400,000        Harris County, Texas, Health Facilities
                   Development Corporation, Hospital Revenue,
                   (Greater Houston Pooled Health), Series A,
                   (Texas Commerce, LOC),
                   3.750% due 11/1/25++                               1,400,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              17


LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996


   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
TEXAS -- (CONTINUED)
   $4,400,000     North Central, Texas, Health Facilities
                    Development Corporation Revenue, (YMCA
                    Metropolitan Dallas Project),
                    (Bank of Tokyo-Mitsubishi Ltd., LOC),
                    3.750% due 6/1/21++                            $  4,400,000

                  San Antonio, Texas, Airport Systems Revenue:
    2,000,000      3.500% due 7/1/11+++                               2,000,000
    2,500,000      3.500% due 7/1/12+++                               2,500,000

    2,000,000     Texas A&M University Revenue, Municipal
                    Securities Trust Receipts, Series 21,
                    3.800% due 5/15/16++                              2,000,000

    2,700,000     Texas State, Public Property Finance Corporation
                    Revenue, (Mental Health & Retardation), (FSA
                    Insured),
                    4.000% due 9/1/96                                 2,699,984

      700,000     Texas State, Veterans Housing Assistance, Fund
                    II-E,
                    3.900% due 12/1/26+++                               700,052

      800,000     Travis County, Texas, Housing Finance
                    Corporation, Multi-family Housing Revenue,
                    (Aspen Hills Apartments Project),
                    (Bank of America, LOC),
                    3.750% due 6/1/06++                                 800,000

    1,275,000     West Central, Texas, Municipal Water District
                    Revenue, (Water Transmission Line Contract),
                    7.300% due 11/1/96                                1,286,846
                                                                     ----------
                                                                     17,786,882
                                                                     ----------

WASHINGTON -- 2.3%

    2,000,000     Kent, Washington, Municipal Securities Trust
                    Receipts, Series 27,
                    3.800% due 12/1/16++                              2,000,000

    1,500,000     Washington State, Housing Finance Commission,
                    Single Family Housing Program, Series 1N-S,
                    (FGIC Insured),
                    3.750% due 12/1/17+++                             1,500,000

    1,640,000     Washington State, Series R-89B,
                    6.800% due 9/1/96                                 1,644,120
                                                                      ---------
                                                                      5,144,120
                                                                      ---------

WEST VIRGINIA -- 0.7%

    1,670,000     Charlestown, West Virginia, Building Commission
                    Packaging Facility Revenue, (Charlestown
                    Town), (Society National Bank, LOC),
                    3.700% due 12/1/16++                              1,670,000
                                                                      ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

18


LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996


   FACE                                                                  VALUE
  VALUE                                                                (NOTE 1)
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
WISCONSIN -- 1.5%
   $  650,000     Platteville, Wisconsin, Industrial Development
                    Revenue, (Woodward Communications Project),
                    (Harris Trust & Savings Bank, LOC),
                    3.750% due 9/1/14++                            $   650,000

    2,720,000     Wisconsin, Public Power Inc., Power Supply
                    System Revenue, Municipal Securities Trust
                    Receipts, Series 2,
                    3.800% due 7/1/21++                              2,720,000
                                                                     ---------
                                                                     3,370,000
                                                                     ---------
WYOMING -- 1.4%

    3,150,000     Uinta County, Wyoming, Pollution Control
                    Revenue, (Chevron USA Inc. Project),
                    3.800% due 6/15/97+++                            3,150,000
 -------------------------------------------------------------------------------

TOTAL INVESTMENTS (Cost $221,664,782*)            98.8%            221,664,782
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (Net)                 1.2               2,796,177
--------------------------------------------------------------------------------
NET ASSETS                                       100.0%           $224,460,959
--------------------------------------------------------------------------------

  * Aggregate cost for Federal tax purposes was $221,665,076. Net unrealized depreciation of securi ties, for Federal income tax purposes, was $294.
  + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate in effect on July 31, 1996.
 ++ Variable rate demand notes are payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate in effect on July 31, 1996.
+++ Put bonds and notes have demand features which mature within one year.


AMBAC -- American Municipal Bond Assurance Corporation
BPA -- Instruments supported by bond purchase agreement.
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Authority
FHLB -- Federal Home Loan Bank
FSA --Financial Security Association
LOC -- Instruments supported by bank letter of credit.
MBIA -- Municipal Bond Investors Assurance
SLMA -- Student Loan Marketing Association
SPA -- Special Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         19

LEHMAN BROTHERS FUNDS, INC.
Municipal Income Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996

              SUMMARY OF MUNICIPAL BONDS BY COMBINED RATINGS#


--------------------------------------------------------------------------------
  MOODY'S                            STANDARD & POOR'S
  RATING            OR                     RATING                        TOTAL
--------------------------------------------------------------------------------
Aaa                                         AAA                            10.2%
Aa, Aa2, Aa3                                AA                              5.1%
MIG1, VMIG1, P-1                    A-1, A-1+, SP-1, SP-1+                 71.7%
MIG2, VMIG2, P-2                           SP-2                             5.5%
NON-RATED                                NON-RATED                          7.5%
                                                                          -----
                                                                          100.0%
--------------------------------------------------------------------------------
# Bonds are not necessarily rated the same by both services.

Note:
Approximately 50% of the municipal bonds and notes held by the Fund have credit enhancement features backing them. Such features may have been considered by the rating agency in rating these securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

20



LEHMAN BROTHERS FUNDS, INC.
New York Municipal Money Market Fund

PORTFOLIO HIGHLIGHTS                                               JULY 31, 1996


                     ASSET DISTRIBUTION (BY INDUSTRY)


                                [PIE CHART]


Net Other Assets and Liabilities                                           0.1%

Education                                                                  6.2%

General Obligation                                                        17.0%

Hospital                                                                   2.3%

Housing                                                                    9.8%

Industrial Development Revenue                                            23.8%

Pollution Control Revenue                                                  3.6%

Sewer and Water                                                            0.5%

Transportation                                                             5.4%

Utility                                                                    6.5%

Other                                                                     24.8%




                  AVERAGE WEIGHTED MATURITY OF PORTFOLIO

                                  67 Days




                                                                         21



LEHMAN BROTHERS FUNDS, INC.
New York Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS                                           JULY 31, 1996


   FACE                                                               VALUE
   VALUE                                                             (NOTE 1)
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.9%
NEW YORK -- 99.3%
   $  320,000     Albany County, New York, General Obligation
                    Notes, FGIC Insured),
                    3.750% due 10/1/96                             $   320,154

    1,250,000     Albany County, New York, Industrial Development
                    Agency, Industrial Development Revenue,
                    (Albany Ventures Inc. Project),
                    (Key Bank, LOC),
                    3.650% due 12/29/10++                            1,250,000

      300,000     Albany County, New York, South Mall
                    Construction, Series B, General Obligation
                    Bonds, (FGIC Insured),
                    4.350% due 10/1/96                                 300,266

      330,000     Babylon, New York, Waste Facilities, General
                    Obligation Notes, (FGIC Insured),
                    3.400% due 8/1/96                                  330,000

      235,000     Buffalo, New York, Series E, General Obligation
                    Notes, (AMBAC Insured),
                    5.100% due 12/1/96                                 236,261

    2,000,000     Clarkstown, New York, Central School District,
                    Tax Anticipation Notes, (Student Aid
                    Withholding),
                    4.250% due 6/27/97                               2,006,949

    1,300,000     Dutchess County, New York, Industrial
                    Development Agency, Industrial Development
                    Revenue, (Laerdal Medical Corporation
                    Project), (Bank of New York, LOC),
                    3.700% due 10/1/15++                             1,300,000

    1,100,000     Erie County, New York, Revenue Anticipation
                    Notes, General Obligation Notes, (Union Bank
                    of Switzerland, LOC),
                    4.500% due 9/20/96                               1,100,926

      250,000     Erie County, New York, Water Revenue Authority,
                    Series B, (AMBAC Insured),
                    6.350% due 12/1/96                                 252,063

      650,000     Garden City, New York, Bond Anticipation Notes,
                    3.750% due 4/3/97                                  650,629

    3,000,000     Metropolitan Transportation Authority, New
                    York, Commuter Facilities Revenue, Municipal
                    Securities Trust Receipts,
                    Series 4, (Credit Suisse, LOC),
                    3.600% due 3/26/05++                             3,000,000

    2,480,000     Mount Pleasant, New York, Industrial Development
                    Agency, Pollution Control Revenue, (General
                    Motors Corporation Project),
                    3.600% due 10/1/06++                            2,480,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 22


LEHMAN BROTHERS FUNDS, INC.
New York Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996


     FACE                                                             VALUE
     VALUE                                                           (NOTE 1)
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
NEW YORK -- (CONTINUED)
   $1,200,000     Nassau County, New York, Bond Anticipation
                    Notes, Series H, General Obligation Notes,
                    4.000% due 8/15/96                              $1,200,293

    1,000,000     New York, New York, (FSA Insured),
                    3.250% due 8/15/14+++                            1,000,000

                  New York, New York, City Housing Development:
    1,100,000      Corporate Mortgage Revenue, Multi-family
                    Housing, 400 West 59th Street),
                    Series A-1, (Bayerische Hypotheken, LOC),
                    3.500% due 11/1/30++                             1,100,000
    2,500,000      (East 96th Street Project), Series A,
                    (Bank of Tokyo-Mitsubishi Ltd., LOC),
                    3.400% due 8/1/15++                              2,500,000
    1,000,000      (Upper 5th Avenue Project), Series A,
                    (Bankers Trust Company, LOC),
                    3.550% due 1/1/16++                              1,000,000

      270,000     New York, New York, Escrowed to Maturity, Series
                    A, General Obligation Bonds, Refunded,
                    8.000% due 11/1/96                                 272,706

                  New York, New York, Municipal Securities Trust
                    Receipts, (Credit Suisse, LOC):
    2,500,000      Series 1, (AMBAC Insured),
                    3.600% due 6/6/02++                              2,500,000
    2,500,000      Series 2, (MBIA Insured),
                    3.600% due 7/2/00++                              2,500,000

                  New York, New York, Pre-refunded:
      780,000      Series B,
                    7.000% due 8/15/06                                 796,517
      250,000      Series C, Subseries C-1, (MBIA Insured),
                    5.350% due 8/1/96                                  250,000
    1,000,000      Series D,
                    8.500% due 8/1/13                                1,020,000

                  New York State, Dormitory Authority Revenue:
      460,000      New York Hospital Medical Center,
                    (AMBAC Insured),
                    4.800% due 2/1/97+                                 462,337
    1,100,000      Oxford University Press Inc., (Wachovia
                    Bank, LOC),
                    3.600% due 7/1/23+                               1,100,000
      300,000      Special Obligation, State University,
                    Series B,
                    6.500% due 11/1/96+                                300,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         23


LEHMAN BROTHERS FUNDS, INC.
New York Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996



      FACE                                                            VALUE
     VALUE                                                           (NOTE 1)
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
NEW YORK -- (CONTINUED)
                  New York State, Energy Research & Development
                    Authority, Pollution Control Revenue:
   $2,000,000      Series B, (Deutsche Bank, LOC),
                    3.250% due 3/1/16+++                           $ 2,000,000
    2,000,000      Series D, (New York Electric & Gas),
                    (Union Bank of Switzerland, LOC),
                    3.400% due 10/1/29++                             2,000,000

      500,000      New York State, General Obligation Notes,
                    (AMBAC Insured),
                    5.300% due 3/1/97                                  505,235

      500,000      New York State, Housing Finance Agency, Special
                    Obligation, Health Facilities, New York City,
                    Series A, Refunded,
                    6.550% due 11/1/96                                 503,419

                   New York State, Job Development Authority,
                     (Sumitomo Bank Ltd., LOC):
    1,000,000       Series A-1 Thru A-9,
                     3.700% due 3/1/00++                             1,000,000
    1,020,000       Series D-1 Thru D-9,
                     3.550% due 3/1/99++                             1,020,000
    2,365,000       Series E-1 Thru E-55,
                     3.550% due 3/1/99++                             2,365,000
      535,000       Series G-1 Thru G-33,
                     3.550% due 3/1/99++                               535,000
       70,000       Series H-1 Thru H-11,
                     3.550% due 3/1/99++                                70,000

                   New York State, Medical Care Facilities, Finance
                     Agency Revenue:
      565,000       Hospital & Nursing Home, Series A, (FHA
                     Insured),
                     6.900% due 2/15/97                                574,830
      250,000       Hospital & Nursing Home, Series C, (FHA
                     Insured),
                     4.300% due 8/15/96                                250,066
    1,200,000       Pooled Equipment Loan Progress II, Series A,
                     (Chemical Bank, LOC),
                     3.400% due 11/1/03++                            1,200,000

      200,000      New York State, Mortgage Agency Revenue,
                     Series F,
                    6.800% due 10/1/96                                 201,163

    1,600,000      New York State, Power Authority Revenue
                     & General Purpose, Series CC,
                     3.600% due 1/1/97                               1,600,816

      500,000      Oyster Bay, New York, Tax Anticipation Notes,
                     3.750% due 2/14/97                                500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

24


LEHMAN BROTHERS FUNDS, INC.
New York Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996


      FACE                                                            VALUE
     VALUE                                                           (NOTE 1)
--------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
   $3,000,000     Rochester, New York, Bond Anticipation Notes,
                    Series I,
                    4.500% due 10/31/96                            $ 3,005,391

    1,800,000     Southeast, New York, Industrial Development
                    Agency, Industrial Development Revenue, (The
                    Rawplug Company Inc. Project), (Bank of New
                    York, LOC),
                    3.550% due 5/1/21++                              1,800,000

                  Suffolk County, New York, Industrial Development
                    Agency, Industrial Development Revenue:
      400,000      (Nissequogue Cogen Partners), (Toronto
                    Dominion Bank, LOC),
                    3.500% due 12/15/23++                              400,000
      900,000      (Suffolk Inc. Civic), (European American Bank,
                    LOC),
                    3.400% due 12/1/12++                               900,000

    1,500,000     Suffolk County, New York, Tax Anticipation
                    Notes, Series I, General Obligation Notes,
                    (National Westminster Bank, LOC),
                    (Westdeutsche Landesbank, LOC),
                    4.000% due 8/15/96                               1,500,446

    3,000,000     West Islip, New York, Unified Free School
                    District, Tax Anticipation Notes, General
                    Obligation Notes, (Student Aid Withholding),
                    4.250% due 6/30/97                               3,009,219

      250,000     Westchester County, New York, Series B,
                    General Obligation Notes,
                    4.250% due 12/15/96                                250,720

      375,000     White Plains, New York, General Obligation
                    Notes,
                    4.375% due 9/1/96                                  375,237
                                                                   -----------
                                                                    54,795,643
                                                                   -----------
PUERTO RICO -- 0.6%

      300,000     Puerto Rico, Housing, Bank & Finance Agency,
                    Special Obligation, Series H, (FSA Insured),
                    5.200% due 10/1/96                                 300,868
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $55,096,511*)             99.9%             55,096,511
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                 0.1                  71,989
--------------------------------------------------------------------------------
NET ASSETS                                       100.0%            $55,168,500
--------------------------------------------------------------------------------

  * Aggregate cost for Federal tax purposes.
  + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate in effect at July 31, 1996.
 ++ Variable rate demand notes are payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate in effect at July 31, 1996.
+++ Variable rate demand notes are payable upon not more than thirty calendar days' notice. The interest rate shown reflects the rate in effect on July 31, 1996.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           25


LEHMAN BROTHERS FUNDS, INC.
New York Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS (CONTINUED)                               JULY 31, 1996


AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Association
FSA -- Financial Security Association
LOC -- Instruments supported by bank letter of credit.
MBIA -- Municipal Bond Investors Assurance




--------------------------------------------------------------------------------
  MOODY'S                            STANDARD & POOR'S
  RATING            OR                     RATING                        TOTAL
--------------------------------------------------------------------------------
 Aaa                                        AAA                           15.2%

Aa, Aa2, Aa3                                AA                             5.4%
                                    A-1, A-1+, SP-1,
MIG1, VMIG1, P-1                           SP-1+                          55.9%
MIG2, VMIG2, P-2                           SP-2                            4.5%
NON-RATED                                NON-RATED                        19.0%
                                                                         -----
                                                                         100.0%
--------------------------------------------------------------------------------

# Bonds are not necessarily rated the same by both services.

Note:
Approximately 67% of the municipal bonds and notes held by the Fund have credit enhancement features backing them. Such features may have been considered by the rating agency in rating these securities.


                       SEE NOTES TO FINANCIAL STATEMENTS.

26



LEHMAN BROTHERS FUNDS, INC.

STATEMENTS OF ASSETS & LIABILITIES                                 JULY 31, 1996

                                                                            NEW YORK
                                               DAILY         MUNICIPAL      MUNICIPAL
                                               INCOME         INCOME      MONEY MARKET
                                    NOTES       FUND           FUND           FUND
---------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost
     $706,994,188, $221,664,782,
     and $55,096,511,
     respectively)                    1
    See accompanying schedules:
       Securities                           $547,899,188   $221,664,782   $ 55,096,511
       Repurchase agreements                 159,095,000        --             --
---------------------------------------------------------------------------------------
   Total Investments                         706,994,188    221,664,782     55,096,511
   Cash                                              683        --              27,159
   Receivable for Fund shares
     sold                                     49,189,829      4,586,296        489,671
   Interest receivable                         3,492,679      1,600,476        625,117
   Unamortized organization
     costs                            5          192,625         75,981         25,267
---------------------------------------------------------------------------------------
   TOTAL ASSETS                              759,870,004    227,927,535     56,263,725
---------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares
     redeemed                                 10,617,703      2,454,680        918,176
   Dividends payable                             539,240        107,205         25,958
   Investment advisory fee
     payable                          2          380,390         78,251         66,810
   Administration fee payable         2          181,163         51,517         40,340
   Distribution fee payable           3          111,699         33,828          8,845
   Transfer Agent fee payable         2          112,769         13,667          1,930
   Custodian fee payable              2           23,168         15,314          3,515
   Accrued Directors' fees and
     expenses                         2            1,833          1,833          1,833
   Cash overdraft                                --             646,395        --
   Accrued expenses and other
     payables                                     98,523         63,886         27,818
---------------------------------------------------------------------------------------
   TOTAL LIABILITIES                          12,066,488      3,466,576      1,095,225
---------------------------------------------------------------------------------------
NET ASSETS                                  $747,803,516   $224,460,959    $55,168,500
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              27






LEHMAN BROTHERS FUNDS, INC.

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)                     JULY 31, 1996

                                                                        NEW YORK
                                            DAILY        MUNICIPAL      MUNICIPAL
                                           INCOME         INCOME      MONEY MARKET
                                            FUND           FUND           FUND
----------------------------------------------------------------------------------
NET ASSETS consist of:
   Undistributed net investment
     income                             $     31,972   $     14,976    $    32,408
   Accumulated net realized loss
     on investments                           (9,600)       (28,050)       --
   Par value                                 747,786        224,478         55,168
   Paid-in capital in excess of
     par value                           747,033,358    224,249,555     55,080,924
----------------------------------------------------------------------------------
                                        $747,803,516   $224,460,959    $55,168,500
----------------------------------------------------------------------------------
NET ASSETS:
   Select Shares                        $747,779,408   $224,460,858    $55,168,500
   CDSC Shares                          $     24,108   $        101            N/A
----------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Select Shares                          747,772,144    224,488,908     55,168,290
  CDSC Shares                                 24,109            101            N/A
----------------------------------------------------------------------------------
SELECT SHARES
   NET ASSET VALUE, offering and
     redemption price per share                $1.00          $1.00          $1.00
----------------------------------------------------------------------------------
CDSC SHARES
   NET ASSET VALUE and offering
     price per share+                          $1.00          $1.00            N/A
----------------------------------------------------------------------------------

+ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
28





LEHMAN BROTHERS FUNDS, INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 1996

                                                                           NEW YORK
                                                 DAILY       MUNICIPAL     MUNICIPAL
                                                INCOME        INCOME     MONEY MARKET
                                     NOTES       FUND          FUND          FUND*
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                   $39,293,584   $9,384,489    $ 1,716,409
--------------------------------------------------------------------------------------
EXPENSES
   Investment advisory fee             2        2,056,555      743,549        143,762
   Distribution fee                    3        1,713,797      619,624        119,802
   Administration fee                  2        1,371,037      495,700         95,841
   Transfer Agent fee                  2          679,843      100,658          6,753
   Legal and audit fees                           138,197       52,882         21,044
   Custodian fee                       2           92,886       68,784         18,286
   Amortization of organization
     costs                             5           96,180       37,938          4,360
   Directors' fees and expenses        2           19,167       19,167         12,833
   Other                                          210,876       57,395          7,700
--------------------------------------------------------------------------------------
   Total expenses                               6,378,538    2,195,697        430,381
--------------------------------------------------------------------------------------
   Fees waived by Investment
     Advisor, Administrator and
     Distributor                    2 and 3    (1,121,489)    (455,996)      (111,798)
--------------------------------------------------------------------------------------
   NET EXPENSES                                 5,257,049    1,739,701        318,583
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          34,036,535    7,644,788      1,397,826
--------------------------------------------------------------------------------------
NET REALIZED GAIN/(LOSS) ON
  INVESTMENTS                                     --           (10,916)           210
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                   $34,036,535   $7,633,872     $1,398,036
--------------------------------------------------------------------------------------

* New York Municipal Money Market Fund commenced operations on November 6,
  1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              29





LEHMAN BROTHERS FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1996

                                                                            NEW YORK
                                               DAILY         MUNICIPAL      MUNICIPAL
                                               INCOME         INCOME      MONEY MARKET
                                    NOTES       FUND           FUND           FUND*
---------------------------------------------------------------------------------------
Net investment income                       $ 34,036,535   $  7,644,788   $  1,397,826
Net realized gain/(loss) on
  investments                                    --             (10,916)           210
---------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                   34,036,535      7,633,872      1,398,036
Distributions to shareholders
  from net
  investment income:
  Select Shares                              (34,035,425)    (7,644,785)    (1,397,616)
  CDSC Shares                                     (1,110)            (3)        --
Distributions to shareholders
  from net
  realized gains:
  Select Shares                                  --             --                (210)
Net increase/(decrease) in net
  assets from share transactions:
  Select Shares                       4       43,447,669    (72,350,541)    55,168,290
  CDSC Shares                         4            1,159        --             --
---------------------------------------------------------------------------------------
Net increase/(decrease) in net
  assets                                      43,448,828    (72,361,457)    55,168,500
NET ASSETS:
Beginning of year                            704,354,688    296,822,416        --
---------------------------------------------------------------------------------------
End of year (including
  undistributed net
  investment income of $31,972,
  $14,976 and $32,408,
  respectively)                             $747,803,516   $224,460,959   $55,168,500
---------------------------------------------------------------------------------------

* New York Municipal Money Market Fund commenced operations on November 6,
  1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.
30






LEHMAN BROTHERS FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1995

                                                      DAILY          MUNICIPAL
                                                      INCOME          INCOME
                                          NOTES        FUND            FUND
---------------------------------------------------------------------------------
Net investment income                             $  34,420,411    $   8,461,354
Net realized loss on investments                         (9,307)          (4,807)
---------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                    34,411,104        8,456,547
Distributions to shareholders from net
  investment income:
  Select Shares                                     (34,402,841)      (8,461,282)
  CDSC Shares                                              (707)             (72)
Distributions to shareholders from net
   realized gains:
  Select Shares                                         (16,863)        --
  CDSC Shares                                          --               --
Net increase/(decrease) in net assets
   from share transactions:
  Select Shares                             4      (114,213,786)      32,401,995
  CDSC Shares                               4            22,850           (9,787)
---------------------------------------------------------------------------------
Net increase/(decrease) in net assets              (114,200,243)      32,387,401
NET ASSETS:
Beginning of year                                   818,554,931      264,435,015
---------------------------------------------------------------------------------
End of year (including undistributed
  net investment income of $27,184 and
  $10,071, respectively)                          $ 704,354,688    $296,822,416
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              31






LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SELECT SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                              YEAR         YEAR         PERIOD
                                              ENDED        ENDED         ENDED
                                            07/31/96     07/31/95      07/31/94*
Net asset value, beginning of year          $   1.00     $   1.00      $   1.00
----------------------------------------------------------------------------------
Net investment income                         0.0498       0.0505        0.0297
----------------------------------------------------------------------------------
Dividends from net investment income         (0.0498)     (0.0505)      (0.0297)
Dividends from net realized gains              --           -- #          --
----------------------------------------------------------------------------------
Total dividends                              (0.0498)     (0.0505)      (0.0297)
----------------------------------------------------------------------------------
Net asset value, end of year                $   1.00     $   1.00      $   1.00
----------------------------------------------------------------------------------
Total return+                                   5.10%        5.14%         3.03%
----------------------------------------------------------------------------------
Ratios to average net
   assets/supplemental data:
  Net assets, end of year (in 000's)        $747,779     $704,332      $818,555
  Ratio of net investment income to
   average net assets                           4.97%        5.01%         3.01%**
  Ratio of operating expenses to
   average net assets                           0.77%        0.74%         0.66%**
  Ratio of operating expenses to
   average net assets before waiver
   of fees by the Investment Adviser,
   Administrator and Distributor                0.93%        0.96%         0.95%**
  Net investment income per share
   before
   waiver of fees by the Investment
   Adviser, Administrator and
   Distributor                              $ 0.0481     $ 0.0483      $0.0269
----------------------------------------------------------------------------------

  * Daily Income Fund Select Shares commenced operations on August 2, 1993.
 ** Annualized.
  + Total return represents aggregate total return for the period indicated.
  # Amount is less than $0.0001 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.
32





LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A CDSC SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                          YEAR          PERIOD
                                                          ENDED          ENDED
                                                        07/31/96       07/31/95*
Net asset value, beginning of period                    $   1.00       $   1.00
----------------------------------------------------------------------------------
Net investment income                                     0.0498         0.0379
Dividends from net investment income                     (0.0498)       (0.0379)
----------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00       $   1.00
----------------------------------------------------------------------------------
Total return+                                               5.10%          3.85%
----------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                  $     24       $     23
  Ratio of net investment income to average net
   assets                                                   4.97%          5.01%**
  Ratio of operating expenses to average net
   assets                                                   0.77%          0.74%**
  Ratio of operating expenses to average net
   assets before
   waiver of fees by the Investment Adviser,
   Administrator
   and Distributor                                          0.93%          0.96%**
  Net investment income per share before waiver
   of fees by the Investment Adviser,
   Administrator and Distributor                        $ 0.0481        $0.0362
----------------------------------------------------------------------------------

 * Daily Income Fund CDSC Shares commenced operations on November 16, 1994.
** Annualized.
 + Total return represents aggregate total return for the period indicated and does not reflect the effect of any sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              33





LEHMAN BROTHERS FUNDS, INC.
MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SELECT SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                              YEAR         YEAR         PERIOD
                                             ENDED         ENDED         ENDED
                                            07/31/96     07/31/95      07/31/94*
Net asset value, beginning of year          $   1.00     $   1.00      $   1.00
----------------------------------------------------------------------------------
Net investment income                         0.0307       0.0318        0.0207
Dividends from net investment income         (0.0307)     (0.0318)      (0.0207)
----------------------------------------------------------------------------------
Net asset value, end of year                $   1.00     $   1.00      $   1.00
----------------------------------------------------------------------------------
Total return+                                   3.10%        3.23%         2.09%
----------------------------------------------------------------------------------
Ratios to average net
  assets/supplemental data:
  Net assets, end of year (in 000's)        $224,461     $296,822      $264,425
  Ratio of net investment income to
   average net assets                           3.08%        3.21%         2.06%**
  Ratio of operating expenses to
   average net assets                           0.70%        0.69%         0.64%**
  Ratio of operating expenses to
   average net assets before waiver
   of fees by the Investment Adviser,
   Administrator and Distributor                0.89%        0.90%         0.89%**
  Net investment income per share
   before
   waiver of fees by the Investment
   Adviser, Administrator and
   Distributor                              $ 0.0289     $ 0.0296       $0.0182
----------------------------------------------------------------------------------

 * Municipal Income Fund Select Shares commenced operations on August 2, 1993.
** Annualized.
 + Total return represents aggregate total return for the period indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.
34








LEHMAN BROTHERS FUNDS,INC.
MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A CDSC SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                              YEAR         YEAR         PERIOD
                                             ENDED         ENDED         ENDED
                                            07/31/96     07/31/95      07/31/94*
Net asset value, beginning of year          $   1.00     $   1.00      $   1.00
----------------------------------------------------------------------------------
Net investment income                         0.0307       0.0317        0.0018
Dividends from net investment income         (0.0307)     (0.0317)      (0.0018)
----------------------------------------------------------------------------------
Net asset value, end of year                $   1.00     $   1.00      $   1.00
----------------------------------------------------------------------------------
Total return+                                   3.10%        3.23%         0.18%
----------------------------------------------------------------------------------
Ratios to average net
  assets/supplemental data:
  Net assets, end of year (in 000's)           -- #         -- #       $     10
  Ratio of net investment income to
   average net assets                           3.08%        3.21%         2.06%**
  Ratio of operating expenses to
   average net assets                           0.70%        0.69%         0.64%**
  Ratio of operating expenses to
   average net assets before waiver
   of fees by the Investment Adviser,
   Administrator and Distributor                0.89%        0.90%         0.89%**
  Net investment income per share
   before
   waiver of fees by the Investment
   Adviser, Administrator and
   Distributor                              $ 0.0289     $ 0.0293       $0.0017
----------------------------------------------------------------------------------

 * Municipal Income Fund CDSC Shares commenced operations on July 6, 1994.
** Annualized.
 + Total return  represents  aggregate total return for the period indicated and does not reflect the effect of any sales charge.
# Total net assets for CDSC Shares were $101 at July 31, 1996 and July 31, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              35





LEHMAN BROTHERS FUNDS, INC.
NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SELECT SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                        PERIOD
                                                                         ENDED
                                                                       07/31/96*
Net asset value, beginning of period                                   $   1.00
----------------------------------------------------------------------------------
Net investment income                                                    0.0214
----------------------------------------------------------------------------------
Dividends from net investment income                                    (0.0214)
Dividends from net realized gains                                         -- #
----------------------------------------------------------------------------------
Total dividends                                                         (0.0214)
----------------------------------------------------------------------------------
Net asset value, end of period                                         $   1.00
----------------------------------------------------------------------------------
Total return+                                                              2.11%
----------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                                 $ 55,169
  Ratio of net investment income to average net assets                     2.92%**
  Ratio of operating expenses to average net assets                        0.66%**
  Ratio of operating expenses to average net assets before
   waiver of fees by the Investment Adviser, Administrator
   and Distributor                                                         0.90%**
  Net investment income per share before waiver of fees by
   the Investment Adviser, Administrator and Distributor                $0.0197
----------------------------------------------------------------------------------

 * New York Municipal Money Market Fund commenced operations on November
   6, 1995.
** Annualized.
 + Total return represents aggregate total return for the period indicated.
#  Amount is less than $0.0001 per share.




                       SEE NOTES TO FINANCIAL STATEMENTS.
36






LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS                                      JULY 31, 1996

    1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Lehman Brothers Funds, Inc. (the "Company") was incorporated under the laws of the State of Maryland on May 5, 1993. It is an open-end management investment company which currently offers three money market funds: Lehman Brothers Daily Income Fund ("Daily Income Fund"), Lehman Brothers Municipal Income Fund ("Municipal Income Fund") and Lehman Brothers New York Municipal Money Market Fund ("New York Municipal Money Market Fund") (individually, a "Fund" and collectively, the "Funds"). Daily Income Fund and Municipal Income Fund currently offer two classes of shares: Select Shares and CDSC Shares. New York Municipal Money Market Fund currently offers one class of shares, referred to as Select Shares for purposes of this report. Select Shares are offered without a front-end sales load or contingent deferred sales charge. CDSC Shares may be subject to a contingent deferred sales charge. All classes of shares of each Fund represent interests in the Fund in proportion to their net asset value and otherwise have identical rights and privileges except with respect to the effect of the respective sales charges, the distribution and/or service fees borne by each class, expenses allocable exclusively to each class and voting rights on matters affecting a single class. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

    Portfolio valuation: Portfolio securities held by the Funds are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing a security at cost initially, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

    Repurchase  agreements:   The  Funds  may  engage  in  repurchase  agreement
transactions. Each Fund values repurchase agreements at cost and accrues interest into interest receivable. Under the terms of a typical repurchase agreement, the Fund will take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The value of the collateral, taken as a part of the repurchase agreement, is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the

                                                                              37








LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

period while the Fund seeks to assert its rights. Lehman Brothers Global Asset Management, Inc., the Funds' investment adviser (the "Investment Adviser" or "LBGAM"), acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

    Securities transactions and investment income: Securities transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Investment income and realized and unrealized gains and losses are allocated based upon the relative net assets of each class of shares.

    Expenses: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses for each Fund not directly attributable to the operation of any class of shares are pro-rated among the classes based upon the relative net assets of each class of shares.

    Federal income taxes: The Funds intend to qualify each year as regulated investment companies pursuant to the requirements of the Internal Revenue Code of 1986, as amended. The Funds distribute substantially all of their income to their shareholders, therefore, no Federal income tax provision is required.

    Dividends and distributions to shareholders: Dividends from net investment income of the Funds are determined on a class level, declared daily, and paid monthly. Capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually after the close of the fiscal year in which they have been earned, or more frequently to maintain the Fund's net asset value of $1.00 per share. In order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make additional distributions of any undistributed ordinary income or capital gains before December 31 of a given year and expects to make any other distributions as are necessary to avoid the application of this tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by each Fund as a whole.

    For the year ended July 31, 1996, permanent differences resulting from book and tax accounting for organizational costs were reclassified to paid-in capital.

38






LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

    LBGAM  serves  as  the  Funds'  Investment   Adviser  pursuant  to  separate
investment advisory agreements with each Fund. LBGAM is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). Under the investment advisory agreements, LBGAM is entitled to receive from each Fund a monthly fee at an annual rate of 0.30% of the value of each Fund's respective average daily net assets. LBGAM may voluntarily waive advisory fees. For the year ended July 31, 1996, LBGAM voluntarily waived advisory fees as follows:

                                                                     FEES WAIVED
--------------------------------------------------------------------------------
Daily Income Fund                                                     $384,976
Municipal Income Fund                                                  169,501
New York Municipal Money Market Fund                                   46,952
--------------------------------------------------------------------------------


    First Data Investor Services Group, Inc. ("FDISG"), formerly known as The Shareholder Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the Funds' administrator pursuant to an administration agreement. Under the administration agreement, FDISG is entitled to receive from each Fund a monthly fee at an annual rate of 0.20% of the value of each Fund's respective average daily net assets. FDISG may voluntarily waive administration fees. For the year ended July 31, 1996, FDISG voluntarily waived administration fees as follows:

                                                                     FEES WAIVED
--------------------------------------------------------------------------------
Daily Income Fund                                                     $256,650
Municipal Income Fund                                                  113,000
New York Municipal Money Market Fund                                   31,301
--------------------------------------------------------------------------------

    A contingent deferred sales charge may be imposed upon the redemption of CDSC Shares within two years after the date of purchase. The amount of the contingent deferred sales charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed.

    During the year ended July 31, 1996, Lehman Brothers Inc., ("Lehman Brothers") received no contingent deferred sales charges applicable to CDSC Shares.

    No employee of Holdings, Lehman Brothers, LBGAM or FDISG receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not a director, officer or employee of Holdings, Lehman Brothers, LBGAM, FDISG or their affiliates a fee of $20,000 per annum plus $500 per meeting attended, and reimburses each of them for travel and out-of-pocket expenses.

                                                                              39





LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Boston Safe Deposit and Trust Company, an indirect, wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian.
FDISG serves as the Fund's transfer agent.

3. SERVICE AGREEMENTS

    Lehman Brothers acts as the distributor of each Fund's shares.

    Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Company has adopted a plan of distribution (the "Plan of Distribution") with respect to each class of shares of each Fund. Under the Plan of Distribution, the Funds have agreed, with respect to each class, to pay Lehman Brothers a distribution fee accrued daily and paid monthly at an annual rate of 0.25% of the value of their respective average daily net assets for advertising, marketing and distributing its shares.

    For the year ended July 31, 1996, each Fund incurred the following distribution fees:

                                            SELECT SHARES            CDSC SHARES
--------------------------------------------------------------------------------
Daily Income Fund                             $1,713,738                 $59
Municipal Income Fund                            619,624                 --
New York Municipal Money Market Fund             119,802                 N/A
--------------------------------------------------------------------------------


    Lehman Brothers may waive fees in relation to the Plan of Distribution. For the year ended July 31, 1996, Lehman Brothers waived fees in relation to the Plan of Distribution as follows:

                                                                     FEES WAIVED
--------------------------------------------------------------------------------
Daily Income Fund                                                     $479,863
Municipal Income Fund                                                  173,495
New York Municipal Money Market Fund                                    33,545
--------------------------------------------------------------------------------


4. SHARES OF CAPITAL STOCK

    The Board of Directors has authority to issue 10 billion shares of capital stock ($0.001 par value) for the Company. The shares of Daily Income Fund and Municipal Income Fund are divided into three classes of shares: Select Shares, CDSC Shares and Global Clearing Shares. New York Municipal Money Market Fund is divided into two classes of shares: Select Shares and Global Clearing Shares. Global Clearing Shares

40






LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

have not yet been offered to the public. Since the Funds have sold shares, issued shares as reinvestments of dividends and redeemed shares only at the net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

    The tables below summarize the capital stock transactions for Daily Income Fund, Municipal Income Fund and New York Municipal Money Market Fund:



                                        YEAR ENDED                YEAR ENDED
                                         07/31/96                  07/31/95
DAILY INCOME FUND:                   SHARES AND AMOUNT         SHARES AND AMOUNT
--------------------------------------------------------------------------------
Select Shares:
Sold                                 $ 3,466,735,007           $ 3,904,923,625
Dividend Reinvestment                     32,370,310                34,228,906
Redeemed                              (3,455,657,648)           (4,053,366,317)
--------------------------------------------------------------------------------
Net increase/(decrease)              $    43,447,669          $   (114,213,786)
--------------------------------------------------------------------------------




                                        YEAR ENDED               PERIOD ENDED
                                         07/31/96                  07/31/95*
                                     SHARES AND AMOUNT         SHARES AND AMOUNT
--------------------------------------------------------------------------------
CDSC Shares:
Sold                                       --                      $  74,550
Dividend Reinvestment                    $ 1,159                        633
Redeemed                                   --                       (52,333)
--------------------------------------------------------------------------------
Net increase                             $ 1,159                   $  22,850
--------------------------------------------------------------------------------

* Daily Income Fund CDSC Shares commenced operations on November 16, 1994.


                                      YEAR ENDED                  YEAR ENDED
                                       07/31/96                    07/31/95
MUNICIPAL INCOME FUND:            SHARES AND AMOUNT            SHARES AND AMOUNT
--------------------------------------------------------------------------------
Select Shares:
Sold                               $  1,359,377,406            $ 1,351,615,104
Dividend Reinvestment                    7,346,407                   8,434,959
Redeemed                            (1,439,074,354)             (1,327,648,068)
--------------------------------------------------------------------------------
Net increase/(decrease)            $    (72,350,541)           $    32,401,995
--------------------------------------------------------------------------------

                                                                              41




LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                         YEAR ENDED                YEAR ENDED
MUNICIPAL INCOME FUND:                    07/31/96                  07/31/95
(CONTINUED)                          SHARES AND AMOUNT         SHARES AND AMOUNT
--------------------------------------------------------------------------------
CDSC SHARES:
Sold                                           --                          --
Dividend Reinvestment                          --                       $   78
Redeemed                                       --                       (9,865)
--------------------------------------------------------------------------------
Net decrease                                   --                       $(9,787)
--------------------------------------------------------------------------------

As of July 31, 1996, the Municipal Income Fund had issued 101 CDSC Shares in the amount of $101 to Lehman Brothers.

                                             PERIOD ENDED
NEW YORK MUNICIPAL                            07/31/96*
MONEY MARKET FUND:                        SHARES AND AMOUNT
--------------------------------------------------------------------------------
Select Shares:
Sold                                        $ 214,947,806
Dividend Reinvestment                           1,350,735
Redeemed                                     (161,130,251)
--------------------------------------------------------------------------------
Net increase                                $   55,168,290
--------------------------------------------------------------------------------

* New York Municipal Money Market Fund Select Shares commenced operations on November 6, 1995.

5. ORGANIZATION COSTS

    The Funds bear all costs in connection with their organization including fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations of each Fund. In the event that any of the initial shares of the Funds are redeemed during such amortization period, the Funds will be reimbursed for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6. CAPITAL LOSS CARRYFORWARDS

    As of July 31, 1996, the following Funds had available for Federal income tax purposes unused capital losses as follows:

        NAME OF FUND                  EXPIRING IN 2003          EXPIRING IN 2004
--------------------------------------------------------------------------------
Daily Income Fund                           --                      $ 9,600
Municipal Income Fund                     $16,808                    7,992
--------------------------------------------------------------------------------

42



LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


7. SUBSEQUENT EVENT

    On September 6, 1996, the Board of Directors of the Company endorsed a proposal by Lehman Brothers Inc. pursuant to which the shares of each of the Company's funds held by Lehman's brokerage clients through Lehman's automated sweep program will be converted to shares in a corresponding fund sponsored by Federated Investors having a substantially identical investment objective, unless otherwise instructed by the shareholder. It is anticipated that following the conversions, the Company will be dissolved, subject to any required approvals.



                                                                              43



LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Directors
Lehman Brothers Funds, Inc.

    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Lehman Brothers Funds, Inc. (the "Fund") (comprising respectively, Lehman Brothers Daily Income Fund, Lehman Brothers Municipal Income Fund and Lehman Brothers New York Municipal Money Market Fund) as of July 31, 1996, and the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for each of the periods indicated therein for each Fund class of shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Lehman Brothers Funds, Inc., at July 31, 1996, the results of their operations, the changes in their net assets and financial highlights for each of the indicated periods for each Fund class of shares, in conformity with generally accepted accounting principles.


                                                /s/ ERNST & YOUNG




Boston, Massachusetts
August 30, 1996
Except for Note 7,
as to which the date is
September 9, 1996



44




LEHMAN BROTHERS FUNDS, INC.
DAILY INCOME FUND/MUNICIPAL INCOME FUND/
NEW YORK MUNICIPAL MONEY MARKET FUND

TAX INFORMATION (UNAUDITED)


For the Year Ended July 31, 1996

    Distributions made from investment income by the Municipal Income Fund and the New York Municipal Money Market Fund are 100% tax exempt for regular Federal income tax purposes.

    Of the total distributions made by the Daily Income Fund from investment income, 4.04% is derived from investments in U.S. Government and Agency obligations. All or a portion of the distributions made from this income may be exempt from taxation at the state level. Please consult your tax adviser for state-specific information.


                                                                              45





                                LEHMAN BROTHERS
                    Lehman Brothers Inc. All Rights Reserved
                                Member SIPC
LB0011I6